CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues		$ 50,866	$ 75,947	$ 92,764
Business tax and other sales tax		(633)	(1,254)	(1,511)
Net revenues		50,233	74,693	91,253
Less: Cost of revenues		89,577	96,608	97,741
Gross loss		(39,344)	(21,915)	(6,488)
Operating expenses:
Selling and marketing (including share-based compensation of nil, $144 and nil in 2013, 2014 and 2015, respectively)		9,611	12,916	9,202
General and administrative (including share-based compensation of , $943, $1,137 and $567 in 2013, 2014 and 2015, respectively)		27,102	20,620	15,104
Total operating expenses		36,713	33,536	24,306
Loss from operations		(76,057)	(55,451)	(30,794)
Interest (expense) income, net		472	1,058	(224)
Other income, net		1,383	979	695
Loss from continuing operations before income taxes and (loss) income on equity method investments		(74,202)	(53,414)	(30,323)
Income tax (benefits) expenses from continuing operations		6,421	(1,512)	(537)
Net loss before (loss) income on equity method investments		(80,623)	(51,902)	(29,786)
(Loss) income on equity method investments		2,352	(212)	(69)
Net loss from continuing operations		(78,271)	(52,114)	(29,855)
Less: Net loss from continuing operations attributable to non-controlling interests		7,620	6,808	894
Net loss from continuing operations attributable to AirMedia Group Inc.'s shareholders		(70,651)	(45,306)	(28,961)
Discontinued operation:
Net income from discontinued operations (including gain of $244,164 upon the disposal in the year ended December 31, 2015)		272,879	22,230	17,159
Income tax benefits (expenses) from discontinued operations		(51,696)	(1,942)	1,176
Net income from discontinued operations, net of tax		221,183	20,288	$ 18,335
Less: Net income from discontinued operations attributable to non-controlling interests		(885)	(677)
Net income from discontinued operations attributable to AirMedia Group Inc.'s shareholders		220,298	19,611	$ 18,335
Net (loss) income		142,912	(31,826)	(11,520)
Net (loss) income attributable to AirMedia Group Inc.'s shareholders		$ 149,647	$ (25,695)	$ (10,626)
Net (loss) income per ordinary share - basic		$ 1.23	$ (0.22)	$ (0.09)
Net (loss) income per ordinary share - diluted		1.16	(0.22)	(0.09)
Net (loss) income per ordinary shares from continuing operations - basic		(0.58)	(0.38)	(0.24)
Net (loss) income per ordinary shares from continuing operations - diluted		(0.58)	(0.38)	(0.24)
Net income per ordinary shares from discontinued operations - basic		1.81	0.16	0.15
Net income per ordinary shares from discontinued operations - diluted		$ 1.70	$ 0.16	$ 0.15
Weighted average shares used in calculating net loss per ordinary share continuing operations - basic		121,740,194	119,304,773	120,386,635
Weighted average shares used in calculating net loss per ordinary share discontinued operations - basic		121,740,194	119,304,773	120,386,635
Weighted average shares used in calculating net loss per ordinary share continuing operations - diluted	[1]	121,740,194	119,304,773	120,386,635
Weighted average shares used in calculating net loss per ordinary share discontinued operations - diluted	[2]	129,372,158	119,924,927	120,391,294

[1]	The effect of options was excluded from the computation of diluted loss per share from continuing operations for the years ended December 31, 2013, 2014 and 2015, respectively, as the effect would be anti-dilutive.
[2]	An incremental weighted average number of 4,659, 620,154 and 7,631,964 ordinary shares from assumed exercise of share option were included in computing the diluted income per share for the discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.